EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Summary of basic and diluted earnings per share

Basic and diluted earnings per share

	2024	2023	2022
	in €	in €	in €
Total basic and diluted earnings per share attributable to the ordinary equity holders of the company	(2.41)	1.28	0.05

Reconciliations of earnings used in calculating earnings per share

in € thousands	2024	2023	2022
Profit / (Loss) from continuing operations as presented in the statement of profit or loss	(84,104)	36,868	1,550

Weighted average number of shares used as the denominator

	2024	2023	2022
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted earnings per share	34,935,357	28,725,000	28,725,000